Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Interest income:
Loans, including fees		¥ 2,011,363	¥ 1,201,227
Deposits in other banks		355,192	103,477
Investment securities		355,121	237,410
Trading account assets		360,921	250,571
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		193,947	30,721
Total		3,276,544	1,823,406
Interest expense:
Deposits		1,142,035	334,538
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		461,932	106,351
Due to trust account, other short-term borrowings and trading account liabilities		174,949	59,154
Long-term debt		252,757	156,629
Total		2,031,673	656,672
Net interest income		1,244,871	1,166,734
Provision for (reversal of) credit losses		61,772	(97,785)
Net interest income after provision for (reversal of) credit losses		1,183,099	1,264,519
Non-interest income:
Fees and commissions income		881,258	787,642
Foreign exchange losses —net		(329,089)	(126,755)
Trading account losses —net		(940,660)	(1,367,090)
Investment securities gains (losses) —net		743,395	(493,309)
Equity in earnings of equity method investees—net		214,835	186,906
Other non-interest income		86,876	38,856
Total		656,615	(973,750)
Non-interest expense:
Salaries and employee benefits		623,877	659,606
Occupancy expenses—net		76,784	78,602
Fees and commissions expenses		189,657	161,797
Outsourcing expenses, including data processing		162,312	178,132
Depreciation of premises and equipment		35,813	34,819
Amortization of intangible assets		141,668	133,124
Insurance premiums, including deposit insurance		44,684	36,745
Communications		29,391	29,273
Taxes and public charges		52,467	51,095
Reversal of off-balance sheet credit instruments		(3,646)	(12,112)
Reversal of impairment of assets held for sale		0	(134,141)
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank		0	209,107
Other non-interest expenses		202,385	156,407
Total		1,555,392	1,582,454
Income (loss) before income tax expense (benefit)		284,322	(1,291,685)
Income tax expense (benefit)		15,864	(340,290)
Net income (loss) before attribution of noncontrolling interests		268,458	(951,395)
Net income attributable to noncontrolling interests		37,677	62,734
Net income (loss) attributable to Mitsubishi UFJ Financial Group		230,781	(1,014,129)
Effect of dilutive instruments:
Restricted stock units and performance stock units	[1]	(1,452)	(1,793)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 229,329	¥ (1,015,922)
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding (in shares)		12,037,251	12,500,816
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (in shares)	[1]	0	0
Weighted average common shares for diluted computation (in shares)		12,037,251	12,500,816
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)		¥ 19.17	¥ (81.13)
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	[1]	19.05	(81.27)
Cash dividend per common share (in JPY per share)		¥ 16.00	¥ 14.50

[1]	For the six months ended September 30, 2022 and 2023, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.